UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SILVERPEPPER COMMODITY STRATEGIES GLOBAL MACRO FUND

Institutional Class – SPCIX

Advisor Class – SPCAX

SilverPepper

SEMI-ANNUAL REPORT

DECEMBER 31, 2021

SILVERPEPPER MERGER ARBITRAGE FUND

Institutional Class – SPAIX

Advisor Class – SPABX

SilverPepper Funds

Each a series of Investment Managers Series Trust

Table of Contents

SilverPepper Commodity Strategies Global Macro Fund
Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	9
Consolidated Statements of Changes in Net Assets	10
Consolidated Financial Highlights	11
SilverPepper Merger Arbitrage Fund
Schedule of Investments	13
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Statement of Cash Flows	20
Financial Highlights	21
Notes to Financial Statements	23
Supplemental Information	39
Expense Examples	46

This report and the financial statements contained herein are provided for the general information of the shareholders of the SilverPepper Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.silverpepperfunds.com

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES - 3.0%
	United States Treasury Bill
$5,000,000	0.022%, 1/13/22[1]	$4,999,985
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $4,999,963)	4,999,985

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 2.7%
	CALL OPTIONS — 0.8%
	NYBOT Cocoa Futures
100	Exercise Price: $2,550, Notional Amount: $2,550,000, Expiration Date: January 7, 2022	26,000
	NYBOT Coffee 'C' Futures
100	Exercise Price: $2.425, Notional Amount: $9,093,750, Expiration Date: January 14, 2022	62,625
50	Exercise Price: $2.35, Notional Amount: $4,406,250, Expiration Date: January 14, 2022	59,250
	NYMEX Crude Oil Futures
100	Exercise Price: $76.00, Notional Amount: $7,600,000, Expiration Date: January 14, 2022	174,000
100	Exercise Price: $75.50, Notional Amount: $7,550,000, Expiration Date: January 14, 2022	199,000
	NYMEX Gasoline RBOB Futures
50	Exercise Price: $2.25, Notional Amount: $4,725,000, Expiration Date: January 26, 2022	154,350
	NYMEX Natural Gas Futures
120	Exercise Price: $4.05, Notional Amount: $4,860,000, Expiration Date: January 26, 2022	169,200
50	Exercise Price: $3.45, Notional Amount: $1,725,000, Expiration Date: February 23, 2022	162,500
	NYMEX WTI Crude Oil Weekly Futures
100	Exercise Price: $76.50, Notional Amount: $7,650,000, Expiration Date: January 7, 2022	94,000
	FNX United States Dollar Futures
200	Exercise Price: $97.50, Notional Amount: $19,500,000, Expiration Date: January 7, 2022	1,000
	OTC AUD versus USD
100	Exercise Price: $71.75, Notional Amount: $7,175,000, Expiration Date: January 7, 2022	107,000
	OTC EUR versus USD
100	Exercise Price: $1.22, Notional Amount: $15,187,500, Expiration Date: January 7, 2022	625
50	Exercise Price: $1.21, Notional Amount: $7,531,250, Expiration Date: January 7, 2022	313
100	Exercise Price: $1.20, Notional Amount: $14,937,500, Expiration Date: January 7, 2022	625
100	Exercise Price: $1.17, Notional Amount: $14,562,500, Expiration Date: January 7, 2022	625
100	Exercise Price: $1.16, Notional Amount: $14,500,000, Expiration Date: January 7, 2022	625
100	Exercise Price: $1.20, Notional Amount: $14,937,500, Expiration Date: February 4, 2022	1,250
100	Exercise Price: $1.18, Notional Amount: $14,687,500, Expiration Date: March 4, 2022	15,000
	TOTAL CALL OPTIONS
	(Cost $2,087,251)	1,227,988

	PUT OPTIONS - 1.9%
	CBOT Corn Futures
150	Exercise Price: $5.35, Notional Amount: $4,012,500, Expiration Date: January 21, 2022	5,625
100	Exercise Price: $5.90, Notional Amount: $2,950,000, Expiration Date: January 21, 2022	56,875
100	Exercise Price: $5.85, Notional Amount: $2,925,000, Expiration Date: January 21, 2022	45,625
100	Exercise Price: $5.30, Notional Amount: $2,650,000, Expiration Date: January 21, 2022	3,125
	CBOT KC Wheat Futures
125	Exercise Price: $8.05, Notional Amount: $5,031,250, Expiration Date: January 21, 2022	132,031
	CBOT Soybean Futures
150	Exercise Price: $12.40, Notional Amount: $9,300,000, Expiration Date: January 21, 2022	9,375
150	Exercise Price: $13.30, Notional Amount: $9,975,000, Expiration Date: January 21, 2022	141,562
	CBOT Soybean Oil Futures
100	Exercise Price: $55.00, Notional Amount: $3,300,000, Expiration Date: January 21, 2022	65,100
70	Exercise Price: $55.50, Notional Amount: $2,331,000, Expiration Date: January 21, 2022	54,600
	CBOT Soybean Meal Futures
30	Exercise Price: $3.40, Notional Amount: $1,020,000, Expiration Date: January 21, 2022	600
80	Exercise Price: $4.00, Notional Amount: $3,200,000, Expiration Date: January 21, 2022	86,000

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS - Continued
	PUT OPTIONS - Continued
	CBOT Wheat Futures
75	Exercise Price: $7.60, Notional Amount: $2,850,000, Expiration Date: January 21, 2022	$45,000
100	Exercise Price: $7.70, Notional Amount: $3,850,000, Expiration Date: January 21, 2022	84,375
	CME S&P Emini
50	Exercise Price: $47.80, Notional Amount: $11,950,000, Expiration Date: January 7, 2022	100,000
20	Exercise Price: $47.40, Notional Amount: $4,740,000, Expiration Date: January 7, 2022	22,250
15	Exercise Price: $47.40, Notional Amount: $3,555,000, Expiration Date: January 7, 2022	28,688
	CMX Gold Futures
150	Exercise Price: $1,820.00, Notional Amount: $27,300,000, Expiration Date: January 26, 2022	292,500
50	Exercise Price: $1,800.00, Notional Amount: $9,000,000, Expiration Date: January 7, 2022	13,500
100	Exercise Price: $1,805.00, Notional Amount: $18,050,000, Expiration Date: January 7, 2022	36,000
	CMX HG Copper Futures
70	Exercise Price: $4.20, Notional Amount: $7,350,000, Expiration Date: January 26, 2022	48,125
	LME Zinc Futures
50	Exercise Price: $32.50, Notional Amount: $4,062,500, Expiration Date: January 5, 2022	2,974
	NYBOT Cocoa Futures
50	Exercise Price: $2,400.00, Notional Amount: $1,200,000, Expiration Date: January 7, 2022	2,500
	NYBOT Coffee 'C' Futures
120	Exercise Price: $2.10, Notional Amount: $9,450,000, Expiration Date: January 14, 2022	45,900
80	Exercise Price: $2.05, Notional Amount: $6,150,000, Expiration Date: January 14, 2022	15,900
100	Exercise Price: $1.875, Notional Amount: $7,031,250, Expiration Date: February 10, 2022	18,000
	NYBOT Cotton Futures
60	Exercise Price: $0.98, Notional Amount: $2,940,000, Expiration Date: February 11, 2022	14,100
	NYBOT Sugar Futures
200	Exercise Price: $0.19, Notional Amount: $4,256,000, Expiration Date: January 18, 2022	89,600
	NYMEX Crude Oil Futures
80	Exercise Price: $73.50, Notional Amount: $5,880,000, Expiration Date: January 14, 2022	118,400
100	Exercise Price: $67.50, Notional Amount: $6,750,000, Expiration Date: January 14, 2022	40,000
100	Exercise Price: $64.50, Notional Amount: $6,450,000, Expiration Date: January 14, 2022	23,000
	NYMEX Natural Gas Futures
50	Exercise Price: $3.90, Notional Amount: $1,950,000, Expiration Date: January 26, 2022	177,000
200	Exercise Price: $3.85, Notional Amount: $7,770,000, Expiration Date: January 26, 2022	642,000
100	Exercise Price: $3.80, Notional Amount: $3,800,000, Expiration Date: January 26, 2022	290,000
100	Exercise Price: $3.70, Notional Amount: $3,700,000, Expiration Date: January 26, 2022	231,000
50	Exercise Price: $3.50, Notional Amount: $1,750,000, Expiration Date: January 26, 2022	67,500
	NYMEX RBOB Gasoline Futures
30	Exercise Price: $2.16, Notional Amount: $2,721,600, Expiration Date: January 26, 2022	77,616
50	Exercise Price: $1.96, Notional Amount: $4,116,000, Expiration Date: January 26, 2022	46,620
	OTC EUR versus USD
300	Exercise Price: $1.11, Notional Amount: $41,625,000, Expiration Date: January 7, 2022	1,875
100	Exercise Price: $1.12, Notional Amount: $14,000,000, Expiration Date: January 7, 2022	625
	TOTAL PUT OPTIONS
	(Cost $5,338,174)	3,175,566
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $7,425,425)	4,403,554

Principal Amount
	SHORT-TERM INVESTMENTS - 75.3%
$124,461,135	UMB Bank demand deposit, 0.01%[2]	124,461,135
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $124,461,135)	124,461,135

	TOTAL INVESTMENTS - 81.0%
	(Cost $136,886,523)	133,864,674
	Other Assets in Excess of Liabilities - 19.0%	31,422,047
	TOTAL NET ASSETS - 100.0%	$165,286,721

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS - (0.8)%
	CALL OPTIONS - (0.1)%
	NYMEX Crude Oil Futures
(100)	Exercise Price: $77.50, Notional Amount: $7,750,000, Expiration Date: January 14, 2022	$(112,000)
	NYMEX RBOB Gasoline Futures
(50)	Exercise Price: $4.20, Notional Amount: $4,893,000, Expiration Date: January 26, 2022	(83,160)
	TOTAL CALL OPTIONS
	(Proceeds $241,198)	(195,160)

	PUT OPTIONS - (0.7)%
	CME S&P Emini
(15)	Exercise Price: $46.70, Notional Amount: $3,502,500, Expiration Date: January 7, 2022	(15,938)
	CMX Gold Futures
(150)	Exercise Price: $1,795.00, Notional Amount: $26,925,000, Expiration Date: January 26, 2022	(159,000)
	NYBOT Coffee 'C' Futures
(60)	Exercise Price: $2.23, Notional Amount: $5,006,250, Expiration Date: January 14, 2022	(102,375)
	NYBOT Sugar Futures
(100)	Exercise Price: $0.1975, Notional Amount: $2,212,000, Expiration Date: January 18, 2022	(107,520)
	NYMEX Crude Oil Futures
(80)	Exercise Price: $70.00, Notional Amount: $5,600,000, Expiration Date: January 14, 2022	(55,200)
	NYMEX Natural Gas Futures
(200)	Exercise Price: $3.60, Notional Amount: $7,200,000, Expiration Date: January 26, 2022	(360,000)
(100)	Exercise Price: $3.55, Notional Amount: $3,550,000, Expiration Date: January 26, 2022	(157,000)
(50)	Exercise Price: $3.30, Notional Amount: $1,650,000, Expiration Date: January 26, 2022	(34,500)
	NYMEX RBOB Gasoline Futures
(30)	Exercise Price: $2.225, Notional Amount: $2,809,800, Expiration Date: January 26, 2022	(113,274)
	TOTAL PUT OPTIONS
	(Proceeds $1,235,741)	(1,104,807)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $1,476,939)	$(1,299,967)

AUD - Australian Dollar

EUR - Euro

[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securites pledged as collateral was $4,999,985, which represents 3.0% of total net assets of the Fund.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn	March 2022	184	$5,370,942	$5,457,900	$86,958
CBOT Corn	December 2022	180	4,950,211	4,914,000	(36,211)
CBOT Soybean	March 2022	198	12,986,548	13,258,575	272,027
CBOT Soybean Meal	March 2022	145	5,241,878	5,786,950	545,072
CBOT Soybean Oil	March 2022	227	7,538,565	7,699,386	160,821
CBOT Wheat	March 2022	130	5,288,600	5,009,875	(278,725)
CME Lean Hogs	March 2022	85	2,604,731	2,770,150	165,419
CME Live Cattle	February 2022	140	7,637,511	7,823,200	185,689
CMX Copper	March 2022	97	10,972,607	10,823,987	(148,620)
CMX Gold	February 2022	233	42,217,502	42,606,380	388,878
CMX Silver	March 2022	52	6,556,325	6,071,520	(484,805)
ICE Brent Crude Oil	March 2022	222	17,242,717	17,267,160	24,443
ICE Low Sulphur Gas	January 2022	60	3,772,295	4,002,000	229,705
ICE Robusta Coffee	March 2022	145	3,359,682	3,436,500	76,818
KCBT Hard Red Winter Wheat	March 2022	210	8,790,318	8,415,750	(374,568)
LME Primary Aluminum	January 2022	120	9,386,650	8,409,000	(977,650)
LME Primary Nickel	January 2022	49	5,663,779	6,136,809	473,030
LME Zinc	January 2022	47	4,078,161	4,206,500	128,339
LME Zinc	March 2022	8	656,630	709,600	52,970
MGE Red Wheat	March 2022	3	152,298	147,300	(4,998)
NYB Orange Juice	March 2022	4	82,095	83,970	1,875
NYBOT Coffee 'C'	March 2022	48	2,232,105	2,204,475	(27,630)
NYBOT Coffee 'C'	May 2022	75	6,526,217	6,356,250	(169,967)
NYBOT Cotton #2	March 2022	61	3,287,392	3,434,300	146,908
NYBOT Sugar #11	March 2022	115	2,546,521	2,431,744	(114,777)
NYMEX Natural Gas	February 2022	60	2,560,347	2,238,000	(322,347)
NYMEX Natural Gas	March 2022	297	14,359,327	10,564,290	(3,795,037)
NYMEX Natural Gas	April 2022	25	1,026,288	876,750	(149,538)
NYMEX Natural Gas	May 2022	181	5,510,179	6,380,250	870,071
NYMEX Natural Gas	July 2022	15	374,097	545,700	171,603
NYMEX Natural Gas	October 2022	10	250,271	367,600	117,329
NYMEX Natural Gas	November 2022	33	857,343	1,249,380	392,037
NYMEX Natural Gas	January 2023	5	125,916	204,500	78,584
NYMEX Natural Gas	February 2023	5	125,916	199,000	73,084
NYMEX Natural Gas	March 2023	5	125,916	184,300	58,384
NYMEX Natural Gas	April 2023	5	125,916	155,450	29,534
NYMEX Natural Gas	May 2023	5	125,916	151,950	26,034
NYMEX Natural Gas	June 2023	5	125,916	153,900	27,984
NYMEX Natural Gas	July 2023	5	125,916	156,250	30,334
NYMEX Natural Gas	August 2023	5	125,916	157,100	31,184
NYMEX Natural Gas	September 2023	5	125,916	156,700	30,784
NYMEX Natural Gas	October 2023	5	125,916	158,600	32,684
NYMEX Natural Gas	November 2023	5	125,916	164,850	38,934
NYMEX Natural Gas	December 2023	5	125,916	175,650	49,734
NYMEX Natural Gas	January 2024	5	143,266	180,750	37,484
NYMEX Natural Gas	February 2024	5	143,266	176,200	32,934
NYMEX Natural Gas	March 2024	5	143,266	163,250	19,984
NYMEX Natural Gas	April 2024	5	143,266	142,700	(566)
NYMEX Natural Gas	May 2024	5	143,266	141,200	(2,066)
NYMEX Natural Gas	June 2024	5	143,266	144,500	1,234
NYMEX Natural Gas	July 2024	5	143,266	147,750	4,484
NYMEX Natural Gas	August 2024	5	143,266	149,600	6,334

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

FUTURES CONTRACTS - Continued

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Commodity Futures - Continued
NYMEX Natural Gas	September 2024	5	$143,266	$149,450	$6,184
NYMEX Natural Gas	October 2024	5	143,266	151,850	8,584
NYMEX Natural Gas	November 2024	5	143,266	158,900	15,634
NYMEX Natural Gas	December 2024	5	143,266	171,600	28,334
NYMEX NY Harbor ULSD	March 2022	44	4,128,137	4,265,923	137,786
NYMEX RBOB Gasoline	March 2022	20	1,757,394	1,872,024	114,630
NYMEX WTI Crude Oil	March 2022	217	15,691,467	15,575,040	(116,427)

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Foreign Exchange Futures
CME Euro	March 2022	100	14,162,197	14,253,125	90,928
CME Mexican Peso	March 2022	39	911,946	941,070	29,124
CME New Zealand Dollar	March 2022	30	2,033,797	2,053,050	19,253
Total Long Contracts			$245,995,254	$244,541,483	$(1,453,771)

Short Contracts	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Commodity Futures
NYMEX WTI Crude Oil	February 2022	(340)	$(17,469,586)	$(17,298,301)	$171,285

Foreign Exchange Futures
FNX United States Dollar	March 2022	(30)	(2,875,741)	(2,867,790)	7,951
Total Short Contracts			(20,345,327)	(20,166,091)	179,236

TOTAL FUTURES CONTRACTS			$225,649,927	$224,375,392	$(1,274,535)

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Notional Value	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Chilean Peso	Societe Generale	CLP per USD	February 7, 2022	735,800,000	$874,770	$858,665	$(16,105)
Chinese Yuan Renminbi	Societe Generale	CNH per USD	January 31, 2022	7,040,900	1,083,435	1,106,477	23,042
Japanese Yen	Societe Generale	JPY per USD	January 13, 2022	219,928,000	1,975,371	1,912,120	(63,251)
					$3,933,576	$3,877,262	$(56,314)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS					$3,933,576	$3,877,262	$(56,314)

CLP - Chilean Peso

CNH - Chinese Yuan Renminbi

JPY - Japanese Yen

USD - United States Dollar

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
U.S. Government and Agencies	3.0%
Purchased Options Contracts	2.7%
Short-Term Investments	75.3%
Total Investments	81.0%
Other Assets in Excess of Liabilities	19.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $129,461,098)	$129,461,120
Purchased options contracts, at value (cost $7,425,425)	4,403,554
Cash held by broker for futures contracts	34,566,043
Fund shares sold	144,510
Dividends and Interest	1,025
Prepaid expenses	16,200
Other assets	14,327
Total assets	168,606,779

Liabilities:
Written options contracts, at value (proceeds $1,476,939)	1,299,967
Foreign currency due to custodian, at value (proceeds $3,412)	3,421
Payables:
Fund shares redeemed	241,312
Dividends and interest on securities sold short	70
Unrealized depreciation on forward foreign currency exchange contracts	56,314
Variation margin	1,335,434
Advisory fees	215,219
Shareholder servicing fees (Note 7)	3,793
Fund administration fees	23,023
Fund accounting fees	21,096
Transfer agent fees and expenses (Note 2)	68,546
Custody fees	4,586
Auditing fees	10,385
Trustees' deferred compensation (Note 3)	7,795
Chief Compliance Officer fees	6,478
Trustees' fees and expenses	1,656
Accrued other expenses	20,963
Total liabilities	3,320,058

Net Assets	$165,286,721

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$135,133,184
Total distributable earnings	30,153,537
Net Assets	$165,286,721

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$3,285,385
Shares of beneficial interest issued and outstanding	398,274
Redemption price per share	$8.25

Institutional Class Shares:
Net assets applicable to shares outstanding	$162,001,336
Shares of beneficial interest issued and outstanding	19,501,782
Redemption price per share	$8.31

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2021 (Unaudited)

Investment Income:
Interest	$6,696
Total investment income	6,696

Expenses:
Advisory fees	1,315,676
Shareholder servicing fees - Advisor Class (Note 7)	2,672
Fund administration fees	80,721
Fund accounting fees	43,621
Sub-transfer agent fees and expenses - Institutional Class	135,955
Transfer agent fees and expenses	21,661
Custody fees	8,888
Interest expense	93,559
Registration fees	21,173
Legal fees	12,577
Auditing fees	10,385
Chief Compliance Officer fees	9,581
Miscellaneous	8,823
Shareholder reporting fees	7,884
Trustees' fees and expenses	3,540
Insurance fees	1,811
Total expenses	1,778,527
Sub-transfer agent fees and expenses - Institutional Class recovered	58,120
Net expenses	1,836,647
Net investment loss	(1,829,951)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Purchased options contracts	(27,055,448)
Futures contracts	37,711,679
Written options contracts	9,900,708
Forward foreign currency exchange contracts	(152,472)
Foreign currency transactions	5
Net realized gain	20,404,472
Net change in unrealized appreciation/depreciation on:
Investments	749
Purchased options contracts	(2,309,147)
Futures contracts	(7,203,070)
Written options contracts	293,146
Forward foreign currency exchange contracts	(20,041)
Foreign currency translations	60
Net change in unrealized appreciation/depreciation	(9,238,303)
Net realized and unrealized gain	11,166,169

Net Increase in Net Assets from Operations	$9,336,218

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,829,951)	$(2,826,608)
Net realized gain on investments, purchased options contracts, futures contracts, securities sold short, written options contracts, forward contracts and foreign currency	20,404,472	43,828,080
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, futures contracts, securities sold short, written options contracts, forward contracts and foreign currency	(9,238,303)	3,292,007
Net increase in net assets resulting from operations	9,336,218	44,293,479

Distributions to Shareholders:
Advisor Class	(657,901)	-
Institutional Class	(31,284,417)	-
Total distributions to shareholders	(31,942,318)	-

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	370,408	1,516,041
Institutional Class	15,970,192	48,735,120
Reinvestment of distributions:
Advisor Class	657,901	-
Institutional Class	31,247,475	-
Cost of shares redeemed:
Advisor Class	(438,630)	(2,916,465)
Institutional Class	(26,297,804)	(49,966,817)
Net increase (decrease) in net assets from capital transactions	21,509,542	(2,632,121)

Total increase (decrease) in net assets	(1,096,558)	41,661,358

Net Assets:
Beginning of period	166,383,279	124,721,921
End of period	$165,286,721	$166,383,279

Capital Share Transactions:
Shares sold:
Advisor Class	37,574	178,150
Institutional Class	1,670,886	5,738,909
Shares reinvested:
Advisor Class	81,625	-
Institutional Class	3,848,211	-
Shares redeemed:
Advisor Class	(48,151)	(370,984)
Institutional Class	(2,740,033)	(6,151,305)
Net increase (decrease) in capital share transactions	2,850,112	(605,230)

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Advisor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended December 31, 2021	For the Year Ended June 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.71	$7.03	$8.01	$8.70	$8.45	$8.87
Income from Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.18)	(0.07)	- [2]	(0.11)	(0.18)
Net realized and unrealized gain (loss)	0.60	2.86	(0.91)[6]	(0.25)	0.35	(0.24)
Total from investment operations	0.50	2.68	(0.98)	(0.25)	0.24	(0.42)

Less Distributions:
From net investment income	(1.96)	-	- [2]	(0.44)	-	-

Redemption fee proceeds[1]	-	-	-	-	0.01	- [2]

Net asset value, end of period	$8.25	$9.71	$7.03	$8.01	$8.70	$8.45

Total return[3]	5.65%[7]	38.12%	(12.18)%	(3.06)%	3.08%	(4.74)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,285	$3,176	$3,655	$4,713	$5,160	$21,174

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	2.04%[4,8]	2.15%[4]	2.02%[4]	2.00%[4]	2.15%[4]	2.39%[4]
After fees waived/recovered	2.04%[4,8]	2.15%[4]	2.01%[4]	2.01%[4]	2.03%[4]	2.06%[4]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	(2.03)%[8]	(2.14)%	(0.96)%	0.01%	(1.38)%	(2.31)%
After fees waived/recovered	(2.03)%[8]	(2.14)%	(0.95)%	0.00%	(1.26)%	(1.98)%

Portfolio turnover rate	0%[5,7]	244%[5]	4,249%[5]	5,463%[5]	1,040%[5]	26%

[1]	Based on average shares outstanding for the period. Effective November 1, 2017, the Fund no longer imposes a Redemption fee.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been higher/lower had expenses not been recovered/waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	If interest expense and dividends on securities sold short had been excluded, the expenses ratios would have been lowered by 0.11% for the six months ended December 31, 2021. For the prior periods, the ratios would have been lowered by 0.10%, 0.01%, 0.01%, 0.00%, and 0.01%, respectively.

[5]	The portfolio turnover ratio was calculated in accordance with Item 13 of Form N-1A, which excludes the notional value of certain derivatives, including futures contracts, from the calculation.

[6]	An affiliate reimbursed the Fund $27,939 for losses from a trade error during the fiscal year ended June 30, 2020. This reimbursement had no impact to the Fund's total return.

[7]	Not annualized.

[8]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended December 31, 2021	For the Year Ended June 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.76	$7.07	$8.05	$8.74	$8.51	$8.94
Income from Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.18)	(0.07)	- [2]	(0.11)	(0.17)
Net realized and unrealized gain (loss)	0.61	2.87	(0.90)[6]	(0.26)	0.36	(0.26)
Total from investment operations	0.51	2.69	(0.97)	(0.26)	0.25	(0.43)

Less Distributions:
From net investment income	(1.96)	-	(0.01)	(0.43)	(0.02)	-

Redemption fee proceeds[1]	-	-	-	-	- [2]	- [2]

Net asset value, end of period	$8.31	$9.76	$7.07	$8.05	$8.74	$8.51

Total return[3]	5.68%[8]	38.05%	(12.10)%	(3.04)%	3.00%	(4.81)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$162,001	$163,207	$121,066	$116,312	$125,566	$129,224

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	2.03%[4,7]	2.12%[4]	2.01%[4]	2.02%[4]	2.17%[4]	2.32%[4]
After fees waived/recovered	2.10%[4,7]	2.09%[4]	2.00%[4]	2.00%[4]	1.99%[4]	1.99%[4]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	(2.02)%[7]	(2.11)%	(0.94)%	(0.01)%	(1.40)%	(2.24)%
After fees waived/recovered	(2.09)%[7]	(2.08)%	(0.93)%	0.01%	(1.22)%	(1.91)%

Portfolio turnover rate	0%[5,8]	244%[5]	4,249%[5]	5,463%[5]	1,040%[5]	26%

[1]	Based on average shares outstanding for the period. Effective November 1, 2017, the Fund no longer imposes a Redemption fee.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been higher/lower had expenses not been recovered/waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	If interest expense and dividends on securities sold short had been excluded, the expenses ratios would have been lowered by 0.11% for the six months ended December 31, 2021. For the prior periods, the ratios would have been lowered by 0.10%, 0.01%, 0.01%, 0.00%, and 0.01%, respectively.

[5]	The portfolio turnover ratio was calculated in accordance with Item 13 of Form N-1A, which excludes the notional value of certain derivatives, including futures contracts, from the calculation.

[6]	An affiliate reimbursed the Fund $27,939 for losses from a trade error during the fiscal year ended June 30, 2020. This reimbursement had no impact to the Fund's total return.

[7]	Not annualized.

[8]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 126.9%
	CONSUMER DISCRETIONARY — 0.3%
2,196	Del Taco Restaurants, Inc.[1]	$27,340
	FINANCIALS — 111.1%
24,923	1st Constitution Bancorp[1]	640,272
11,102	Athene Holding Ltd. - Class A*,1,2	925,130
1,005	Atlantic Capital Bancshares, Inc.*,1	28,914
1,493	Bryn Mawr Bank Corp.[1]	67,200
9,677	CIT Group, Inc.[1]	496,817
11,641	First Midwest Bancorp, Inc.[1]	238,408
45,000	Flagstar Bancorp, Inc.[1]	2,157,301
2,750	FVCBankcorp, Inc.*,1	54,477
6,488	Guaranty Federal Bancshares, Inc.[1]	207,227
7,404	Howard Bancorp, Inc.*	161,333
68,800	Investors Bancorp, Inc.[1]	1,042,320
37,241	Level One Bancorp, Inc.[1]	1,468,785
634	Partners Bancorp	6,200
15,500	People's United Financial, Inc.[1]	276,210
12,158	Reliant Bancorp, Inc.[1]	431,609
67,817	Sterling Bancorp[1]	1,749,000
46,114	TriState Capital Holdings, Inc.*,1	1,395,410
15,247	Umpqua Holdings Corp.[1]	293,352
		11,639,965
	HEALTH CARE — 4.1%
4,896	Independence Holding Co.[1]	277,505
1,595	Magellan Health, Inc.*,1	151,509
		429,014
	INDUSTRIALS — 0.0%
673	Macquarie Infrastructure Corp.	2,456
	MATERIALS — 0.1%
382	Ferro Corp.*	8,339
	TECHNOLOGY — 11.3%
1,164	Bottomline Technologies DE, Inc.*,1	65,731
1,760	Cerner Corp.[1]	163,451
11,000	Mimecast Ltd.*,2	875,270
1,407	Nuance Communications, Inc.*,1	77,836
		1,182,288
	TOTAL COMMON STOCKS
	(Cost $12,319,782)	13,289,402

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
RIGHTS — 0.0%
HEALTH CARE — 0.0%
60,475	Adams Pharmaceuticals, Inc., Expiration Date: December 31, 2024*	$—
60,475	Adams Pharmaceuticals, Inc., Expiration Date: December 31, 2025*	—
—
TOTAL RIGHTS
	(Cost $0)	—

Principal Amount
	SHORT-TERM INVESTMENTS — 31.9%
$3,345,776	UMB Bank demand deposit, 0.01%[3]	3,345,776
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,345,776)	3,345,776
	TOTAL INVESTMENTS — 158.8%
	(Cost $15,665,558)	16,635,178
	Liabilities in Excess of Other Assets — (58.8)%	(6,157,343)
	TOTAL NET ASSETS — 100.0%	$10,477,835

Number of Shares
	SECURITIES SOLD SHORT — (104.9)%
	COMMON STOCKS — (104.9)%
	FINANCIALS — (104.9)%
(12,756)	Apollo Global Management, Inc.	(923,917)
(3,160)	Blue Ridge Bankshares, Inc.	(56,564)
(20,433)	Citizens Financial Group, Inc.	(965,459)
(8,852)	Columbia Banking System, Inc.	(289,637)
(600)	First Citizens BancShares, Inc. - Class A	(497,904)
(26,691)	First Merchants Corp.	(1,118,086)
(13,327)	FNB Corp.	(161,656)
(33,835)	Lakeland Bancorp, Inc.	(642,527)
(1,829)	M&T Bank Corp.	(280,898)
(180,680)	New York Community Bancorp, Inc.	(2,206,103)
(229)	OceanFirst Financial Corp.	(5,084)
(13,196)	Old National Bancorp	(239,111)
(3,053)	QCR Holdings, Inc.	(170,968)
(11,529)	Raymond James Financial, Inc.	(1,157,512)
(360)	South State Corp.	(28,840)
(11,967)	United Community Banks, Inc.	(430,094)
(31,399)	Webster Financial Corp.	(1,753,320)

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
(1,334)	WSFS Financial Corp.	$(66,860)
		(10,994,540)
	TOTAL COMMON STOCKS
	(Proceeds $10,234,421)	(10,994,540)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $10,234,421)	$(10,994,540)

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $12,188,124, which represents 116.3% of total net assets of the Fund.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

SUMMARY OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Financials	111.1%
Technology	11.3%
Health Care	4.1%
Consumer Discretionary	0.3%
Materials	0.1%
Industrials	0.0%
Total Common Stocks	126.9%
Rights
Health Care	(0.0)%
Total Rights	(0.0)%
Short-Term Investments	31.9%
Total Investments	158.8%
Liabilities in Excess of Other Assets	(58.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $15,665,558)	$16,635,178
Cash segregated as collateral for securities sold short	1,812,370
Cash deposited with brokers for securities sold short	3,098,146
Receivables:
Investment securities sold	20,464
Dividends and interest	2,715
Due from Advisor	2,880
Prepaid expenses	14,903
Total assets	21,586,656

Liabilities:
Securities sold short, at value (proceeds $10,234,421)	10,994,540
Payables:
Investment securities purchased	25,146
Shareholder servicing fees (Note 7)	1,606
Fund administration fees	4,401
Fund accounting fees	14,530
Transfer agent fees and expenses (Note 2)	16,656
Custody fees	3,817
Dividends on securities sold short	15,491
Auditing fees	8,694
Trustees' deferred compensation (Note 3)	7,316
Chief Compliance Officer fees	5,642
Trustees' fees and expenses	3,795
Accrued other expenses	7,187
Total liabilities	11,108,821

Net Assets	$10,477,835

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$11,820,897
Total accumulated deficit	(1,343,062)
Net Assets	$10,477,835

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$386,701
Shares of beneficial interest issued and outstanding	35,679
Redemption price per share	$10.84

Institutional Class Shares:
Net assets applicable to shares outstanding	$10,091,134
Shares of beneficial interest issued and outstanding	912,158
Redemption price per share	$11.06

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2021 (Unaudited)

Investment Income:
Dividends	$277,536
Interest	118
Total investment income	277,654

Expenses:
Interest and dividends on securities sold short	263,395
Advisory fees	89,855
Fund accounting fees	27,550
Registration fees	18,087
Transfer agent fees and expenses	15,071
Chief Compliance Officer fees	13,260
Fund administration fees	9,751
Custody fees	9,066
Auditing fees	8,694
Trustees' fees and expenses	4,279
Sub-transfer agent fees and expenses - Institutional Class	2,712
Shareholder reporting fees	2,469
Miscellaneous	2,080
Legal fees	1,569
Insurance fees	1,174
Shareholder servicing fees - Advisor Class (Note 7)	498
Total expenses	469,510
Fees and expenses - Advisor Class waived	(2,787)
Sub-transfer agent fees and expenses - Institutional Class waived	(83,683)
Net expenses	383,040
Net investment loss	(105,386)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	887,365
Securities sold short	(451,733)
Net realized gain	435,632
Net change in unrealized appreciation/depreciation on:
Investments	1,099,708
Securities sold short	(1,038,767)
Net change in unrealized appreciation/depreciation	60,941
Net realized and unrealized gain	496,573
Net Increase in Net Assets from Operations	$391,187

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(105,386)	$(210,691)
Net realized gain on investments and securities sold short	435,632	788,209
Net change in unrealized appreciation/depreciation on investments and securities sold short	60,941	104,535
Net increase in net assets resulting from operations	391,187	682,053

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	35	110,865
Institutional Class	590,285	2,401,096
Cost of shares redeemed:
Advisor Class	(25,114)	(1,245,998)
Institutional Class	(4,014,493)	(37,816,587)
Net decrease in net assets from capital transactions	(3,449,287)	(36,550,624)

Total decrease in net assets	(3,058,100)	(35,868,571)

Net Assets:
Beginning of period	13,535,935	49,404,506
End of period	$10,477,835	$13,535,935

Capital Share Transactions:
Shares sold:
Advisor Class	3	10,847
Institutional Class	54,289	229,561
Shares redeemed:
Advisor Class	(2,340)	(120,189)
Institutional Class	(367,629)	(3,634,651)
Net decrease in capital share transactions	(315,677)	(3,514,432)

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2021 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$391,187
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used for) operating activities:
Purchase of long-term investments	(30,494,691)
Sales of long-term investments	44,002,036
Proceeds from securities sold short	9,124,251
Cover short securities	(14,083,754)
Purchase of short-term investment securities, net	(1,578,997)
Increase in receivables for securities sold	(13,092)
Decrease in dividends and interest receivables	17,477
Increase in other assets	(8,438)
Decrease in payables for securities purchased	(252,479)
Decrease in dividends on securities sold short payable and interest expense	(35,273)
Decrease in accrued expenses	(30,566)
Net realized gain	(430,797)
Net change in unrealized appreciation/depreciation	(60,941)
Net cash provided by operating activities	6,545,923

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	590,320
Redemption of shares, net of redemption fees	(4,045,136)
Net cash used for financing activities	(3,454,816)

Net increase in cash	3,091,107

Cash and cash equivalents:
Beginning cash balance	-
Beginning cash held at broker	1,819,409
Total beginning cash and cash equivalents	1,819,409

Ending cash balance	1,812,370
Ending cash held at broker	3,098,146
Total cash and cash equivalents	$4,910,516

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Advisor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended		For the Year Ended June 30,
	December 31, 2021 (Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.52		$10.17	$10.99	$11.05	$11.07	$10.82
Income from Investment Operations:
Net investment loss[1]	(0.11)		(0.12)	(0.14)	(0.14)	(0.23)	(0.25)
Net realized and unrealized gain (loss)	0.43		0.47	(0.30)	0.29	0.31	0.57
Total from investment operations	0.32		0.35	(0.44)	0.15	0.08	0.32

Less Distributions:
From net realized gain	-		-	(0.38)	(0.21)	(0.10)	(0.07)

Redemption fee proceeds[1]	-		-	-	-	- [2]	- [2]

Net asset value, end of period	$10.84		$10.52	$10.17	$10.99	$11.05	$11.07

Total return[3]	3.04%[5]		3.44%	(4.21)%	1.38%	0.76%	2.94%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$387		$400	$1,499	$3,135	$9,360	$5,963

Ratio of expenses to average net assets (including dividends on securities sold short, interest expense, and broker fees):
Before fees waived/recovered	8.04%[4,6]		3.43%[4]	3.20%[4]	3.00%[4]	2.96%[4]	4.98%[4]
After fees waived/recovered	6.64%[4,6]		2.80%[4]	3.23%[4]	3.06%[4]	2.93%[4]	4.82%[4]

Ratio of net investment loss to average net assets (including dividends on securities sold short, interest expense, and broker fees):
Before fees waived/recovered	(3.40)	% [6]	(1.82)%	(1.24)%	(1.23)%	(2.12)%	(2.43)%
After fees waived/recovered	(2.00)	% [6]	(1.19)%	(1.27)%	(1.29)%	(2.09)%	(2.27)%

Portfolio turnover rate	214	% [5]	428%	342%	419%	385%	317%

[1]	Based on average shares outstanding for the period. Effective November 1, 2017, the Fund no longer imposes a Redemption fee.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense, dividends on securities sold short, and broker fees had been excluded, the expense ratios would have been lowered by 4.40% for the six months ended December 31, 2021. For the prior periods, the ratios would have been lowered by 0.56%, 0.99%, 0.82%, 0.69%, and 2.58%, respectively.
[5]	Annualized.
[6]	Not annualized.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended		For the Year Ended June 30,
	December 31, 2021 (Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.72		$10.35	$11.15	$11.17	$11.16	$10.89
Income from Investment Operations:
Net investment loss[1]	(0.10)		(0.10)	(0.11)	(0.12)	(0.21)	(0.22)
Net realized and unrealized gain (loss)	0.44		0.47	(0.31)	0.31	0.32	0.56
Total from investment operations	0.34		0.37	(0.42)	0.19	0.11	0.34

Less Distributions:
From net realized gain	-		-	(0.38)	(0.21)	(0.10)	(0.07)

Redemption fee proceeds[1]	-		-	-	-	- [2]	- [2]

Net asset value, end of period	$11.06		$10.72	$10.35	$11.15	$11.17	$11.16

Total return[3]	3.17	% [5]	3.57%	(3.96)%	1.73%	1.02%	3.10%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,091		$13,136	$47,905	$59,821	$63,457	$57,631

Ratio of expenses to average net assets (including dividends on securities sold short, interest expense, and broker fees):
Before fees waived and expenses absorbed	7.84	% [4,6]	3.28%[4]	3.04%[4]	2.84%[4]	2.81%[4]	4.80%[4]
After fees waived and expenses absorbed	6.39	% [4,6]	2.55%[4]	2.98%[4]	2.81%[4]	2.68%[4]	4.57%[4]

Ratio of net investment loss to average net assets (including dividends on securities sold short, interest expense, and broker fees):
Before fees waived/recovered	(3.20)	% [6]	(1.67)%	(1.08)%	(1.07)%	(1.97)%	(2.25)%
After fees waived and expenses absorbed	(1.75)	% [6]	(0.94)%	(1.02)%	(1.04)%	(1.84)%	(2.02)%

Portfolio turnover rate	214	% [5]	428%	342%	419%	385%	317%

[1]	Based on average shares outstanding for the period. Effective November 1, 2017, the Fund no longer imposes a Redemption fee.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense, dividends on securities sold short, and broker fees had been excluded, the expense ratios would have been lowered by 4.40% for the six months ended December 31, 2021. For the prior periods, the ratios would have been lowered by 0.56%, 0.99%, 0.82%, 0.69%, and 2.58%, respectively.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

Note 1 – Organization

SilverPepper Commodity Strategies Global Macro Fund (“Commodity Strategies Global Macro Fund”) and SilverPepper Merger Arbitrage Fund (“Merger Arbitrage Fund”) (each a “Fund” and collectively the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Commodity Strategies Global Macro Fund is classified as a diversified Fund and Merger Arbitrage Fund is classified as a non-diversified Fund.

The Commodity Strategies Global Macro Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock and bond markets. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The Merger Arbitrage Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock market. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary

The Commodity Strategies Global Macro Fund may invest up to 25% of its total assets in SilverPepper Commodity Holdings, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by SilverPepper LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for swap positions. The inception date of the Subsidiary was October 31, 2013. As of December 31, 2021, total assets of the Fund were $168,606,779, of which $38,381,122, or approximately 22.8%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

(d) Options Contracts

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

(e) Futures Contracts

The Commodity Strategies Global Macro Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Commodity Strategies Global Macro Fund intends primarily to invest in futures contracts and options on them through the Subsidiary. The Merger Arbitrage Fund may use index and other futures contracts and may use options on futures contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund. The Subsidiary may enter into agreements with certain parties which may lower margin deposits and mitigate some of the risks of being required to deliver, or receive, the physical commodity.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

Exposure to the commodities markets (including financial futures markets) through investments in futures may subject the Commodity Strategies Global Macro Fund to greater volatility than cash market investments in securities. Prices of commodities and related contracts may fluctuate significantly and unpredictably over short periods for a variety of reasons, including changes in interest rates, overall market movements, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day and the size of contract positions taken. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

(f) Futures Options

The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (purchase) or short position (write) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. When the Funds purchase or write an option, an amount equal to the premium paid or received by the Funds is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option purchased or written. Premiums paid or received from purchasing or writing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as a purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contract. The Funds, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

(h) Short-Term Investments

The Commodity Strategies Global Macro Fund and Merger Arbitrage Fund may invest a significant amount (75.3% and 31.9% as of December 31, 2021) in the UMB Bank demand deposit. The UMB Bank demand deposit acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets. Accounting Standards Codification Topic 825, Financial Instruments identifies this situation as a concentration of credit risk requiring disclosure, regardless of degree of risk. The risk is managed by monitoring the financial institution in which the deposits are made.

(i) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of a Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees and certain transfer agent fees and expenses discussed below, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of short sales, written options contracts and futures contracts, the Funds may be required to maintain collateral in various forms. At December 31, 2021, such collateral is denoted in the Funds’ Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of written options contracts, futures contracts or short sales, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty. At December 31, 2021, these segregated margin deposit accounts are denoted in each Fund’s Statement of Assets and Liabilities.

(j) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the years ended June 30, 2018-2021 and as of and during the six months ended December 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

(k) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(l) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with SilverPepper LLC (the “Advisor”). Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.50% of each Fund’s respective average daily net assets. The Advisor has engaged Galtere Inc. (“Galtere Sub-Advisor”) to manage the Commodity Strategies Global Macro Fund and pays the Galtere Sub Advisor from its advisory fees. The Advisor has engaged Chicago Capital Management, LLC (“Chicago Capital”) to manage the Merger Arbitrage Fund and pays the Chicago Capital Sub Advisor from its advisory fees. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Commodity Strategies Global Macro Fund to ensure that total annual operating expenses (including Subsidiary expenses (except as noted below), but excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Commodity Strategies Global Macro Fund’s Advisor Class and Institutional Class shares, respectively. The Merger Arbitrage Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Merger Arbitrage Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Merger Arbitrage Fund’s Advisor Class and Institutional Class shares, respectively. These agreements are effective until October 31, 2031, and they may be terminated or amended prior to the end of the term with the approval of the Trust’s Board of Trustees.

The Advisor also is the investment advisor for the Subsidiary. Effective November 1, 2017, the Commodity Strategies Global Macro Fund’s Board of Trustees amended this undertaking to remove the management fee paid at the annual rate of 1.50% of the subsidiary’s average daily net assets. Prior to November 1, 2017, the Subsidiary agreed to pay the Advisor a management fee at the annual rate of 1.50% of the Subsidiary’s average daily net assets. Also, prior to November 1, 2017, the Advisor contractually agreed, for so long as the Commodity Strategies Global Macro Fund invests in the Subsidiary, to waive the management fee it received from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

For the six months ended December 31 2021, the Advisor recovered $58,120 of previously waived advisory fees and/or other expenses absorbed for the Commodity Strategies Global Macro Fund, which is attributable to the Institutional Class shares’ sub-transfer agency expenses. There are no amounts of previously waived advisory fees and/or other expenses absorbed for the Commodity Strategies Global Macro Fund available for recapture by the Advisor. For the Merger Arbitrage Fund, the Advisor waived fees of $2,787 from the Advisor Class shares and waived fees of $83,683 attributable to the Institutional Class shares’ sub-transfer agency expenses. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of the following amounts no later than June 30, of the years stated below:

	Merger Arbitrage Fund
	Advisor	Institutional	Total
2022	$-	$21,053	$21,053
2023	-	31,131	31,131
2024	6,845	152,850	159,695
2025	2,787	83,683	86,470
Total	$9,632	$288,717	$298,349

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2021, are reported on the Statement of Operations.

The Commodity Strategies Global Macro Fund and Merger Arbitrage Fund each have a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended December 31, 2021, the total fees reduced by earning credits were $0 and $0, for the Commodity Strategies Global Macro Fund and Merger Arbitrage Fund, respectively.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

For the six months ended December 31, 2021, UMBFS received transfer agent fees as follows:

Transfer agent fees paid to UMBFS
Commodity Strategies Global Macro Fund	$21,661
Merger Arbitrage Fund	15,071

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended December 31, 2021, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2021, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2021, gross unrealized appreciation and depreciation on investments owned by the Funds and securities sold short, based on cost for federal income tax purposes were as follows:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
Cost of investments	$129,961,525	$5,444,703

Gross unrealized appreciation	$112,812	$1,039,224
Gross unrealized depreciation	(348,655)	(843,289)

Net unrealized appreciation on investments	$(235,843)	$195,935

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferral.

As of June 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
Undistributed ordinary income	$34,948,788	$-
Undistributed long-term capital gains	-	-
Tax accumulated earnings	34,948,788	-
Accumulated capital and other losses	(3,188,827)	(1,862,518)
Unrealized appreciation (depreciation) on investments	161,723	134,994
Other differences	20,845,077	-
Unrealized Deferred Compensation	(7,124)	(6,725)
Total accumulated earnings (deficit)	$52,759,637	$(1,734,249)

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

“Other differences” in the above table are primarily attributable to non-deductible expenses, net operating losses, unrealized appreciation/(depreciation) on short positions and other adjustments at the Subsidiary level. These differences may or may not be utilized in future tax years.

At June 30, 2021, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration:
Fund	Short-Term	Long-Term	Total
Commodity Strategies Global Macro Fund	$-	$3,188,827	$3,188,827
Merger Arbitrage Fund	1,862,518	-	1,862,518

The tax character of distributions paid during the fiscal years ended June 30, 2021 and June 30, 2020 were as follows:

	Commodity Strategies Global Macro Fund		Merger Arbitrage Fund
	2021	2020	2021	2020
Distributions paid from:

Ordinary income	$-	$120,562	$-	$2,001,641

Net long-term capital gains	-	-	-	16,849
Total taxable distributions	-	120,562	-	2,018,490

Total distributions paid	$-	$120,562	$-	$2,018,490

For U.S. federal income tax purposes, the Subsidiary will be treated as a corporation. If the Subsidiary were treated as engaged in the conduct of a trade or business in the United States, the Subsidiary would be subject to U.S. federal income tax, at the rates applicable to U.S. corporations, on its net income that is treated as “effectively connected” with the conduct of such trade or business (“effectively connected income”). In addition, the Subsidiary would be subject to a 30% U.S. branch profits tax in respect of its “dividend equivalent amount,” as defined in Section 884 of the Code, attributable to effectively connected income. The Commodity Strategies Global Macro Fund expects that, in general, the activities of the Subsidiary will be conducted in a manner such that the Subsidiary will not be treated as engaged in the conduct of a U.S. trade or business. In this regard, Section 864(b) of the Code provides that trading in commodities for one’s own account does not constitute the conduct of a trade or business in the United States by a non-U.S. person, provided that the commodities are of a kind customarily dealt in on an organized commodity exchange and the transaction is of a kind customarily consummated at such place. Similarly, proposed regulations provide that trading in commodity swaps generally does not constitute the conduct of a U.S. trade or business. There can be no assurance, however, that the Subsidiary will not recognize any effectively connected income. The imposition of U.S. federal income tax on the Subsidiary’s effectively connected income could significantly reduce the Commodity Strategies Global Macro Fund’s returns.

Note 5 – Investment Transactions

The Commodity Strategies Global Macro Fund’s primary strategy consists of investing in both long and short positions in an array of asset classes and investment instruments located anywhere in the world. For the six months ended December 31, 2021, there were no purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts and options contracts. There were also no securities sold short and short securities covered for the same period.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

The Merger Arbitrage Fund’s primary strategy consists of buying the publicly-traded common stock or preferred stock of a company that is involved in a significant corporate event, such as a merger or acquisition. For the six months ended December 31, 2021, purchases and sales of investments, excluding short-term investments, were $30,494,691 and $44,002,036, respectively. Securities sold short and short securities covered were $9,124,251 and $14,083,754, respectively, for the same period.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets of the Advisor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2021, shareholder servicing fees incurred by the Funds are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2021, in valuing the Funds’ assets carried at fair value:

Commodity Strategies Global Macro Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
U.S. Government and Agencies	$-	$4,999,985	$-	$4,999,985
Short-Term Investments	124,461,135	-	-	124,461,135
Total Investments	124,461,135	4,999,985	-	129,461,120
Purchased Options Contracts	2,295,850	2,107,704	-	4,403,554
Total Investments and Options	126,756,985	7,107,689	-	133,864,674
Other Financial Instruments*
Futures Contracts	5,729,397	-	-	5,729,397
Forward Foreign Currency Contracts	-	23,042	-	23,042
Total Assets	$132,486,382	$7,130,731	$-	$139,617,113

Liabilities
Investments
Written Options Contracts	$804,513	$495,454	$-	$1,299,967
Total Investments	804,513	495,454	-	1,299,967

Other Financial Instruments*
Futures Contracts	7,003,932	-	-	7,003,932
Forward Foreign Currency Contracts	-	79,356	-	79,356
Total Liabilities	$7,808,445	$574,810	$-	$8,383,255

*	Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Fund did not hold any Level 3 securities at period end.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Merger Arbitrage Fund	Level 1	Level 2**	Level 3**	Total

Assets
Investments
Common Stocks[1]	$13,289,402	$-	$-	$13,289,402
Rights	-	-	-	-
Short-Term Investments	3,345,776	-	-	3,345,776
Total Assets	$16,635,178	$-	$-	$16,635,178

Liabilities
Securities Sold Short
Common Stocks[1]	$10,994,540	$-	$-	$10,994,540
Total Liabilities	$10,994,540	$-	$-	$10,994,540

[1]	For a detailed break-out of common stocks, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 and Level 3 securities at period end.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Commodity Strategies Global Macro Fund invested in options contracts, futures contracts and forward contracts during the six months ended December 31, 2021. The Merger Arbitrage Fund did not invest in any derivatives during the six months ended December 31, 2021.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

The effects of these derivative instruments on the Commodity Strategies Global Macro Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments held by the Commodity Strategies Global Macro Fund as of December 31, 2021 by risk category are as follows:

	Asset Derivatives		Liability Derivatives

Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Commodity contracts	Purchased options contracts, at value	$4,123,053	Written options contracts, at value	$1,284,029

	Variation margin	5,582,141	Variation margin	7,003,932

Equity contracts	Purchased options contracts, at value	150,938	Written options contracts, at value	15,938

	Variation margin	-	Variation margin	-

Foreign exchange contracts	Purchased options contracts, at value	129,563	Written options contracts, at value	-

	Variation margin	147,256	Variation margin	-

	Unrealized appreciation on forward foreign currency exchange contracts	-	Unrealized depreciation on forward foreign currency exchange contracts	56,314
Total		$10,132,951		$8,360,213

The effects of the Commodity Strategies Global Macro Fund’s derivative instruments on the Statement of Operations for the six months ended December 31, 2021 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Purchased Options Contracts	Futures Contracts	Written Options Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$(25,906,652)	$38,226,604	$9,666,547	$-	$21,986,499
Equity contracts	(429,272)	159,125	106,896	-	(163,251)
Foreign exchange contracts	(713,030)	(724,331)	127,265	(152,472)	(1,462,568)
Interest Rate	(6,494)	50,281	-	-	43,787
Total	$(27,055,448)	$37,711,679	$9,900,708	$(152,472)	$20,404,467

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Purchased Options Contracts	Futures Contracts	Written Options Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$(1,908,803)	$(7,841,828)	$291,116	$-	$(9,459,515)
Equity contracts	37,191	7,815	2,030	-	47,036
Foreign exchange contracts	(437,535)	630,943	-	(20,041)	173,367
Total	$(2,309,147)	$(7,203,070)	$293,146	$(20,041)	$(9,239,112)

The quarterly average volumes of derivative instruments in the Commodity Strategies Global Macro Fund as of December 31, 2021 are as follows:

Derivatives not designated as hedging instruments		Notional Value
Commodity contracts	Purchased options contracts	$183,684,204
	Long futures contracts	198,635,535
	Short futures contracts	(12,655,002)
	Written options contracts	(36,145,142)
Equity contracts	Purchased options contracts	12,821,000
	Short futures contracts	(509,580)
	Written options contracts	(463,333)
Foreign exchange contracts	Purchased options contracts	117,634,375
	Long futures contracts	12,426,893
	Long forward foreign currency
	exchange contracts	3,358,426
	Short futures contracts	(3,763,218)
	Written options contracts	(4,854,167)

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented for Commodity Strategies Global Macro Fund.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Commodity Strategies Global Macro Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on forward foreign currency exchange contracts – liability payable	Societe Generale	$(56,314)	$-	$56,314	$-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invests and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds investments is not reasonably estimable at this time.

Note 12 – New Accounting Pronouncement

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 will have to comply with the rules by January 19, 2022.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

SilverPepper Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At a meeting held on September 13-15, 2021, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and SilverPepper, LLC (the “Investment Advisor”) with respect to the SilverPepper Commodity Strategies Global Macro Fund (the “Commodity Fund”) and the SilverPepper Merger Arbitrage Fund (the “Merger Arbitrage Fund” and together with the Commodity Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire.

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the following agreements for an additional one-year term from when they otherwise would expire:

●	the sub-advisory agreement (the “Galtere Agreement”) between the Investment Advisor and Galtere, Inc. (“Galtere”), with respect to the Commodity Fund;

●	the sub-advisory agreement (the “Chicago Capital Agreement”) between the Investment Advisor and Chicago Capital Management, LLC (“Chicago Capital” and together with Galtere, the “Sub-Advisors”), with respect to the Merger Arbitrage Fund; and

●	the investment advisory agreement between the Investment Advisor and SilverPepper Commodity Holdings (the “Subsidiary”), a wholly owned subsidiary of the Commodity Fund organized in the Cayman Islands; and the sub-advisory agreement between the Investment Advisor and Galtere with respect to the Subsidiary (together the “Subsidiary Agreements”).

The Advisory Agreement, the Galtere Agreement, the Chicago Capital Agreement, and the Subsidiary Agreements are collectively referred to below as the “Fund Advisory Agreements.” In approving the renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Funds, the Subsidiary, and the shareholders of the Funds and the Subsidiary, as applicable. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the meeting was being held by videoconference, and that as required by the relief, the Board would ratify the renewal of the Fund Advisory Agreements at its next in-person meeting.

Background

In advance of the meeting, the Board received information about each Fund, the Subsidiary, and the Fund Advisory Agreements from the Investment Advisor, Galtere, Chicago Capital, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background, experience, and compensation structure of relevant personnel providing services to each Fund and the Subsidiary; information about the Investment Advisor’s and the Sub-Advisors’ compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2021; reports comparing the investment advisory fee and total expenses of each Fund with those of its respective Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to each Fund Advisory Agreement. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

SilverPepper Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

SilverPepper, LLC

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Commodity Fund’s annualized total return for the three-year period was above the Bloomberg Commodity Total Return Index return and the Peer Group and Commodities Broad Basket Fund Universe median returns. The Fund’s annualized total return for the five-year period was above the Bloomberg Index return, but slightly below the Fund Universe median return by 0.01% and below the Peer Group median return by 0.40%. For the one-year period, the Fund’s total return was above the Peer Group median return, but below the Bloomberg Index return and the Fund Universe median return by 7.56% and 10.99%, respectively. The Trustees considered the Investment Advisor’s explanation that the funds in the Peer Group that utilize macro trend and options trend strategies outperformed the Fund because they had significantly less broad commodity exposure than the Fund, and they benefitted from having considerable equity exposure over the five-year period. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the three- and five-year periods. The Trustees also observed that the Fund was among the top 10% of funds in the Fund Universe based on total return over the period since the Fund’s inception.

●	The Merger Arbitrage Fund’s annualized total return for the five-year period was below the Event Driven Fund Universe and Peer Group median returns and the S&P 500 Index return by 3.33%, 3.79%, and 16.59%, respectively. For the three-year period, the Fund’s annualized total return was below both the Peer Group and Fund Universe median returns by 5.46%, and was below the S&P 500 Index return by 18.27%. The Fund’s total return for the one-year period was below the Fund Universe and Peer Group median returns and the S&P 500 Index return by 5.05%, 5.38%, and 37.22%, respectively. The Board considered the Investment Advisor’s assertion that the Fund’s performance was negatively impacted by the circumstances caused by the COVID-19 pandemic; that the Fund’s net asset value declined 10.7% on March 16, 2020, when merger arbitrage spreads widened dramatically with respect to almost every merger transaction in the Fund’s portfolio; that certain merger transactions were not consummated, which contributed further to the Fund’s underperformance; and that certain funds in the Peer Group invested portions of their portfolios in special purpose acquisition companies, in addition to companies directly involved in mergers, which provided those funds with better relative performance. The Board also considered the Investment Advisor’s explanation that the Fund’s underperformance compared to the S&P 500 Index was expected given the Fund’s fundamentally different investment strategy and risk profile, and the Board considered the Investment Advisor’s belief that the Fund will produce lower volatility and more consistent returns than the S&P 500 Index over time, but with potentially lower returns.

SilverPepper Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds and the Subsidiary. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds and the Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds and the Subsidiary. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisors, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of each Fund and the Subsidiary, and oversees the Sub-Advisors with respect to the relevant Fund’s and the Subsidiary’s operations, including monitoring the investment and trading activities of the Sub-Advisors, monitoring each Fund’s and the Subsidiary’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of each Fund and the Subsidiary; and that the Sub-Advisors’ responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund and the Subsidiary were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Commodity Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Commodities Broad Basket Fund Universe medians by 0.45% and 0.87%, respectively. The Trustees noted that two-thirds of the Fund’s 1.50% investment advisory fee is paid to Galtere, which currently offers management services for separate accounts for a 2% asset-based fee and 20% performance fee; that most of the funds in the Fund Universe are “index” or “enhanced index” funds that typically purchase swaps on a broad commodity index to provide commodity exposure, in contrast with the Fund, which is actively managed and can take long and short positions in commodities and other asset classes, including currencies, equities, and fixed income, as well as the full range of security types—futures, forwards, options, stocks, and bonds; that Galtere, as the Fund’s sub-advisor does fundamental research and has its own proprietary agriculture and energy research and development facility that provides important insight to its research on livestock, grain and energy commodities across the entire supply chain; and that therefore the Fund’s strategy is more expensive to implement than the strategies of most of the funds in the Fund Universe and Peer Group. The Trustees also noted that the Investment Advisor is willing to consider advisory fee breakpoints in the future as the assets of the Fund grow. The Trustees considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. Finally, the Trustees also considered that the Fund’s advisory fee was the same as the advisory fee paid by the other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.65% and 1.19%, respectively. The Trustees noted, however, that most of the difference was attributable to the Fund’s relatively high advisory fee, and that the Investment Advisor expected the annual total expense rate of the Fund to continue to decrease as the Fund’s assets increase. The Trustees also considered that certain funds in the Peer Group obtain commodity exposure through investments in swaps, the fees for which are embedded in the swaps and are not reflected in the funds’ total expenses. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. Finally, the Trustees considered the Investment Advisor’s observation that unlike many of the funds in the Peer Group, the Fund belongs to a smaller fund family and is not able to take advantage of economies of scale like other funds in the Peer Group.

SilverPepper Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The Merger Arbitrage Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Event Driven Fund Universe medians by 0.25% and 0.275%, respectively. The Trustees noted that two-thirds of the Fund’s 1.50% investment advisory fee is paid to Chicago Capital, which typically receives a 1% asset-based fee and 20% performance fee, or 0% and 40%, respectively, from its hedge fund clients; that the Fund only invests in 20 to 30 companies at a time because it performs significant research to identify those involved in deals with a high probability of closing; that the Fund uses leverage to enhance returns, which requires intensive research; and that the Investment Advisor intends to constrain the capacity of the Fund in an effort to maintain the integrity of the strategy. The Trustees also noted that the Investment Advisor is willing to consider advisory fee breakpoints in the future as the assets of the Fund grow. In addition, the Trustees considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was the same as the advisory fee paid by the other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.14% and 0.55%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. Finally, the Trustees considered the Investment Advisor’s observation that unlike many of the funds in the Peer Group, the Fund belongs to a smaller fund family and is not able to take advantage of economies of scale like other funds in the Peer Group.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds and the Subsidiary.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2021, noting that the Investment Advisor had waived a portion of its advisory fee for each of the Commodity Fund and Merger Arbitrage Fund, and had not realized a profit with respect to the Merger Arbitrage Fund. The Board and the Independent Trustees determined that the profit of the Investment Advisor from its relationship with the Commodity Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Galtere, Inc.

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Galtere to the Commodity Fund and the Subsidiary. In doing so, the Board considered Galtere’s specific responsibilities in day-to-day portfolio management of the Commodity Fund and the Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund and the Subsidiary. The Board also considered the overall quality of the organization and operations of Galtere, as well as its compliance structure.

SilverPepper Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board’s observations regarding the performance of the Commodity Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Galtere to the Commodity Fund and the Subsidiary were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Galtere with respect to the Commodity Fund and the Subsidiary, which they noted was significantly lower than Galtere’s current fee schedule for managing separate accounts, which includes both asset-based and performance-based fees, and they considered the relative levels and types of services provided by the Investment Advisor and Galtere. The Board also noted that the Investment Advisor’s services included supervision and monitoring of the investment and trading activities of Galtere, analysis of the Fund’s and the Subsidiary’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund and the Subsidiary, and that Galtere’s responsibilities included day-to-day portfolio management for the Fund and the Subsidiary. The Board also noted that the Investment Advisor pays Galtere’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Galtere under the Galtere Agreement was fair and reasonable in light of the nature and quality of the services Galtere provides to the Commodity Fund and the Subsidiary.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Galtere as a result of its relationship with the Commodity Fund and the Subsidiary, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Galtere’s compliance program, and the intangible benefits of Galtere’s association with the Commodity Fund and the Subsidiary generally and any favorable publicity arising in connection with the Fund’s performance.

Chicago Capital Management, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Chicago Capital to the Merger Arbitrage Fund. In doing so, the Board considered Chicago Capital’s specific responsibilities in day-to-day portfolio management of the Merger Arbitrage Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Chicago Capital, as well as its compliance structure. The Board’s observations regarding the performance of the Merger Arbitrage Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Chicago Capital to the Merger Arbitrage Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Chicago Capital with respect to the Merger Arbitrage Fund, which they noted was significantly lower than the advisory fees that Chicago Capital charges to manage private funds, which include both asset-based and performance-based fees, and they considered the relative levels and types of services provided by the Investment Advisor and Chicago Capital. The Board considered that the Investment Advisor supervises and monitors the investment and trading activities of Chicago Capital, analyzes the Merger Arbitrage Fund’s investment operations, and provides general administrative services related to the overall supervision of the Fund, and that Chicago Capital’s responsibilities included day-to-day portfolio management for the Fund. The Board also noted that the Investment Advisor pays Chicago Capital’s sub-advisory fee out of the Investment Advisor’s advisory fee.

SilverPepper Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Chicago Capital under the Chicago Capital Agreement was fair and reasonable in light of the nature and quality of the services Chicago Capital provides to the Merger Arbitrage Fund.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Chicago Capital as a result of its relationship with the Merger Arbitrage Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Chicago Capital’s compliance program, and the intangible benefits of Chicago Capital’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund, the Subsidiary, and the shareholders of the Funds and the Subsidiary and, accordingly, approved renewal of each Fund Advisory Agreement with respect to the Funds and the Subsidiary, as applicable.

SilverPepper Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on September 14-15, 2021 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

SilverPepper Commodity Strategies Global Macro Fund
SilverPepper Merger Arbitrage Fund

The Board has appointed SilverPepper LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from July 1, 2020 through June 30, 2021 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);

●	An overview of market liquidity for each Fund during the Program Reporting Period;

●	Each Fund’s ability to meet redemption requests;

●	Each Fund’s cash management;

●	Each Fund’s borrowing activity, if any, in order to meet redemption requests;

●	Each Fund’s compliance with the 15% limit of illiquid investments; and

●	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

SilverPepper Funds
EXPENSE EXAMPLES
For the Six Months Ended December 31, 2021 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; shareholder servicing fees (Advisor Class shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
SilverPepper Commodity Strategies Global Macro Fund				7/1/2021 -
		7/1/2021	12/31/2021	12/31/2021
Advisor Class	Actual Performance	$ 1,000.00	$1,056.50	$10.55
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.94	10.34
Institutional Class	Actual Performance	1,000.00	1,056.80	10.86
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.64	10.64

*	Expenses are equal to the Fund’s annualized expense ratios of 2.04% and 2.10% for the Advisor Class and the Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

SilverPepper Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2021 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
SilverPepper Merger Arbitrage Fund				7/1/2021 -
		7/1/2021	12/31/2021	12/31/2021
Advisor Class	Actual Performance	$ 1,000.00	$ 1,030.40	$ 33.98
	Hypothetical (5% annual return before expenses)	1,000.00	991.74	33.33
Institutional Class	Actual Performance	1,000.00	1,031.70	32.72
	Hypothetical (5% annual return before expenses)	1,000.00	993.00	32.10

*	Expenses are equal to the Fund’s annualized expense ratios of 6.64% and 6.39% for the Advisor Class and the Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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SilverPepper Funds
Each a series of Investment Managers Series Trust

Investment Advisor
SilverPepper LLC
332 Skokie Valley Road, Suite 224
Highland Park, Illinois 60035

Sub-Advisor to the Commodity Strategies Global Macro Fund
Galtere Inc.
25887 County Road 12
Preston, Minnesota 55965

Sub-Advisor to the Merger Arbitrage Fund
Chicago Capital Management, LLC
311 South Wacker Drive, Suite 6025
Chicago, Illinois 60606

Custodian

UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 East Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC
Three Canal Plaza, Suite
100 Portland, Maine 04101
www.foreside.com

Fund Information

	TICKER	CUSIP
SilverPepper Commodity Strategies Global Macro Fund - Advisor Class	SPCAX	46141P 768
SilverPepper Commodity Strategies Global Macro Fund - Institutional Class	SPCIX	46141P 750
SilverPepper Merger Arbitrage Fund - Advisor Class	SPABX	46141P 743
SilverPepper Merger Arbitrage Fund - Institutional Class	SPAIX	46141P 735

Privacy Principles of the SilverPepper Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the SilverPepper Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (855) 554-5540 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (855) 554-5540.

SilverPepper Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (855) 554-5540

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/22

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/11/22